Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

22. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

In 2021, the Group acquired an approximately 91.77% equity interests in Wuhan Miracle, which is mainly engaged in the research and development, production, sales and agency of laser and other optoelectronic medical beauty equipment, and it became a consolidated subsidiary of the Group. As a result of this acquisition, the Group changed its internal organizational structure and separated its businesses into the So-Young segment and Wuhan Miracle segment. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive income/(loss) or consolidated statements of cash flows.

22. Segment Information (Continued)

The following tables present a summary of the Group’s operating segment results for the years ended December 31, 2020, 2021 and 2022, The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
So-Young	1,294,988	1,580,507	1,017,170
Wuhan Miracle	—	111,956	242,339
Total	1,294,988	1,692,463	1,259,509
Elimination	—	—	(1,635)
Consolidated total revenues	1,294,988	1,692,463	1,257,874

Cost of revenues:
So-Young	(212,206)	(249,767)	(259,940)
Wuhan Miracle	—	(78,142)	(134,369)
Total	(212,206)	(327,909)	(394,309)
Elimination	—	20	1,017
Consolidated total cost of revenues	(212,206)	(327,889)	(393,292)

Gross profit:
So-Young	1,082,782	1,330,740	757,230
Wuhan Miracle	—	33,814	107,970
Total	1,082,782	1,364,554	865,200
Elimination	—	20	(618)
Consolidated gross profit	1,082,782	1,364,574	864,582

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Information services and others	962,089	1,304,455	888,475
Reservation services	332,899	276,052	128,668
Sales of equipment and maintenance services	—	111,956	240,731
Total revenues	1,294,988	1,692,463	1,257,874

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
So-Young	1,996	2,559	3,676
Wuhan Miracle	—	550	1,855
Total depreciation expenses of property and equipment	1,996	3,109	5,531

22. Segment Information (Continued)

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
So-Young	4,723	7,907	9,649
Wuhan Miracle	—	5,647	12,667
Total amortization expense of Intangible assets	4,723	13,554	22,316